RISK MANAGEMENT - Credit quality of the borrower (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Loans and advances	$ 256,353,981	$ 279,453,908
Stage 1
RISK MANAGEMENT
Loans and advances	230,529,201	245,272,297
Stage 2
RISK MANAGEMENT
Loans and advances	13,291,069	16,670,291
Stage 3
RISK MANAGEMENT
Loans and advances	12,533,711	17,511,320
Commercial
RISK MANAGEMENT
Loans and advances	139,627,922	153,252,811
Commercial | Stage 1
RISK MANAGEMENT
Loans and advances	128,900,017	137,761,467
Commercial | Stage 2
RISK MANAGEMENT
Loans and advances	3,789,022	5,545,788
Commercial | Stage 3
RISK MANAGEMENT
Loans and advances	6,938,883	9,945,556
Consumer
RISK MANAGEMENT
Loans and advances	52,753,546	55,815,683
Consumer | Stage 1
RISK MANAGEMENT
Loans and advances	45,368,880	46,697,013
Consumer | Stage 2
RISK MANAGEMENT
Loans and advances	4,597,424	5,118,607
Consumer | Stage 3
RISK MANAGEMENT
Loans and advances	2,787,242	4,000,063
Mortgage
RISK MANAGEMENT
Loans and advances	34,416,372	41,741,601
Mortgage | Stage 1
RISK MANAGEMENT
Loans and advances	31,451,240	37,076,580
Mortgage | Stage 2
RISK MANAGEMENT
Loans and advances	1,551,976	2,701,930
Mortgage | Stage 3
RISK MANAGEMENT
Loans and advances	1,413,156	1,963,091
Small business loans
RISK MANAGEMENT
Loans and advances	1,063,012	1,352,209
Small business loans | Stage 1
RISK MANAGEMENT
Loans and advances	885,674	1,175,803
Small business loans | Stage 2
RISK MANAGEMENT
Loans and advances	120,330	91,256
Small business loans | Stage 3
RISK MANAGEMENT
Loans and advances	57,008	85,150
Financial leases
RISK MANAGEMENT
Loans and advances	28,493,129	27,291,604
Financial leases | Stage 1
RISK MANAGEMENT
Loans and advances	23,923,390	22,561,434
Financial leases | Stage 2
RISK MANAGEMENT
Loans and advances	3,232,317	3,212,710
Financial leases | Stage 3
RISK MANAGEMENT
Loans and advances	$ 1,337,422	$ 1,517,460